SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	7 months 6 days
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option Outstanding, Balance Beginning	297,681	326,348	296,900	333,700
Weighted Average Exercise Price, Beginning Balance	$ 2.4	$ 2.4	$ 6.66	$ 6.66
Weighted Average Remaining Contractual Life (Year), Beginning	1 year 7 months 6 days	2 years 7 months 6 days	1 year 4 months 24 days	2 years 4 months 24 days
Aggregated Intrinsic Value, Outstanding Beginning	$ 714,400	$ 143,587		$ 188,790
Option Outstanding, Exercised			294,733
Weighted Average Exercise Price, Exercised			$ 6.66
Option Outstanding, Canceled	(15,181)	(28,667)	(9,167)	(36,800)
Weighted Average Exercise Price, Canceled	$ 2.4	$ 2.4	$ 3.48	$ 6.90
Option Outstanding, Granted			333,348
Weighted Average Exercise Price, Granted			$ 2.4
Option Outstanding, Exercised			(294,733)
Option Outstanding, Ending Balance	282,500	297,681	326,348	296,900
Weighted Average Exercise Price, Ending Balance	$ 2.4	$ 2.4	$ 2.4	$ 6.66
Weighted Average Remaining Contractual Life (Year), Ending	7 months 6 days
Aggregated Intrinsic Value, Outstanding Ending		$ 714,400	$ 143,587
Option Outstanding, Vested and expected to be vested	282,500
Weighted Average Exercise Price, Vested and expected to be vested	$ 2.4
Weighted Average Remaining Contractual Life (Year), Options vested	7 months 6 days
Aggregated Intrinsic Value, Vested and expected to be vested
Option Outstanding, Options Exercisable	282,500
Weighted Average Exercise Price, Options Exercisable	$ 2.4
Aggregated Intrinsic Value, Options exercisable